Faegre Drinker Biddle & Reath LLP

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November 6, 2025

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Destiny Alternative Fund (TEI), LLC (File No. 811-23814)

Ladies and Gentlemen:

On behalf of the Destiny Alternative Fund (TEI), LLC (the “Fund”), transmitted herewith for filing is Amendment No. 4 to the Fund’s Registration Statement on Form N-2 under the Investment Company Act of 1940, as amended.

The board of managers of the Fund has, upon careful consideration, approved a proposal to liquidate the Fund pursuant to the terms of a plan of liquidation (the “Plan of Liquidation”). The purpose of this amendment is to (i) notify members of the Fund of the Plan of Liquidation; (ii) include the most current financial statements of the Fund; and (iii) make other non-material changes.

Questions and comments may be directed to the undersigned at (202) 230-5218.

Very truly yours,

/s/ Gwendolyn A. Williamson
Gwendolyn A. Williamson